Trade payables	12 Months Ended
Dec. 31, 2024
Trade payables
Trade payables

24       Trade payables

	At December 31,
	2024	2023
Non-current
Trade payable with suppliers	1,914	2,617
	1,914	2,617
Current
Trade payables with suppliers	115,763	107,502
Trade payables with related parties (Note 27)	5,000	5,266
	120,763	112,768

Fair value of trade payables does not materially differ from the net book value.